Operating Costs and Expenses (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit losses, provisions and reversals	R$ 345,102
Restated One [Member]
Credit losses, provisions and reversals		R$ 92,235	R$ 717,531
Provision for legal claims [Member]
Credit losses, provisions and reversals	222,251
Provision for legal claims [Member] | Restated One [Member]
Credit losses, provisions and reversals		157,668	623,742
Power Generation Concession Contract [Member]
Credit losses, provisions and reversals	(3,590)
Power Generation Concession Contract [Member] | Restated One [Member]
Credit losses, provisions and reversals		(3,193)	9,061
Property Plant And Equipment Expense [Member]
Credit losses, provisions and reversals	27,755
Property Plant And Equipment Expense [Member] | Restated One [Member]
Credit losses, provisions and reversals		(174,500)	(34,435)
Allowance For Doubtful Accounts Client And Other Credits [Member]
Credit losses, provisions and reversals	100,730
Allowance For Doubtful Accounts Client And Other Credits [Member] | Restated One [Member]
Credit losses, provisions and reversals		109,435	124,068
Tax Credits Estimated Losses [Member]
Credit losses, provisions and reversals	R$ (2,044)
Tax Credits Estimated Losses [Member] | Restated One [Member]
Credit losses, provisions and reversals		R$ 2,825	R$ (4,905)